Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable - Net (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 15, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Convertible Notes Payable - Net [Abstract]
Balance				$ 578,708			$ 828,344
Proceeds (face amount of note)	$ 40,000			750,000			222,873
Derivative liability recognized as debt discount				(953,571)
Amortization of debt discount		$ 115,129	$ 7,000	115,129	$ 15,000	15,000	469,514
Balance		$ 490,266		$ 490,266		$ 578,708